Net Defined Benefit Liabilities - Summary of Changes in the Net Defined Benefit Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning	₩ 125,438	[1]	₩ 188,970
Changes in net defined benefit liability (asset) [abstract]
Current service cost	249,099		241,448		₩ 233,273
Past service cost	3,669		451
Gains on settlement	(1,859)		(4,311)		(1,912)
Interest expense (income)	2,485		2,921		4,743
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	33,078		27,611
Actuarial gains and losses by changes in financial assumptions	(479,797)		52,684
Actuarial gains and losses by experience adjustments	47,086		(24,592)
Return on plan assets (excluding amounts included in interest income)	68,550		9,438		6,308
Contributions by the Group	(400,689)		(319,601)
Contributions by the employees	0		(17,574)
Payments from plans (settlement)	(78)		(17)
Payments from plans (benefit payments)	(1,198)		(2)
Payments from the Group	(43,269)		(34,242)
Transfer in	697		562
Transfer out	(41)		0
Effect of exchange differences	1,287		1,623
Effect of business acquisition and disposal	2,635		21
Others	(282)		48
Ending	₩ (393,189)	[1]	125,438	[1]	188,970
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method.
Net defined benefit liability (asset)	₩ 393,189		125,438
Net defined benefit asset	478,934		100,083			$ 380,052
Net defined benefit liability	85,745		225,521			$ 68,042
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning	2,572,517	[1]	2,491,923
Changes in net defined benefit liability (asset) [abstract]
Current service cost	249,099		241,448
Past service cost	3,669		451
Gains on settlement	(1,859)		(4,311)
Interest expense (income)	65,357		47,481
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	33,078		27,611
Actuarial gains and losses by changes in financial assumptions	(479,797)		52,684
Actuarial gains and losses by experience adjustments	47,086		(24,592)
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions by the Group	0		0
Contributions by the employees	0		0
Payments from plans (settlement)	(78)		(6,961)
Payments from plans (benefit payments)	(234,192)		(221,276)
Payments from the Group	(43,763)		(34,242)
Transfer in	13,982		9,854
Transfer out	(13,340)		(9,292)
Effect of exchange differences	1,218		1,670
Effect of business acquisition and disposal	2,635		21
Others	(282)		48
Ending	2,215,330	[1]	2,572,517	[1]	2,491,923
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning	(2,447,079)	[1]	(2,302,953)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	0		0
Past service cost	0		0
Gains on settlement	0		0
Interest expense (income)	(62,872)		(44,560)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	68,550		9,438
Contributions by the Group	(400,689)		(319,601)
Contributions by the employees	0		(17,574)
Payments from plans (settlement)	0		6,944
Payments from plans (benefit payments)	232,994		221,274
Payments from the Group	494		0
Transfer in	(13,285)		(9,292)
Transfer out	13,299		9,292
Effect of exchange differences	69		(47)
Effect of business acquisition and disposal	0		0
Others	0		0
Ending	₩ (2,608,519)	[1]	₩ (2,447,079)	[1]	₩ (2,302,953)

[1]	The net defined benefit liabilities of ￦ 125,438 million is calculated by subtracting ￦ 100,083 million of net defined benefit assets from ￦ 225,521 million of net defined benefit liabilities as of December 31, 2021. The net defined benefit assets of ￦ 393,189 million is calculated by subtracting ￦ 85,745 million of net defined benefit liabilities from ￦ 478,934 million of net defined benefit assets as of December 31, 2022.